VOYA INVESTORS TRUST

VY® JPMorgan Small Cap Core Equity Portfolio

(the "Portfolio")

Supplement dated November 22, 2019

to the Portfolio's Adviser Class, Institutional Class, Class R6,

Service Class, and Service 2 Class Prospectus

(the "Prospectus"), dated May 1, 2019

Effective November 1, 2019, Dennis Ruhl no longer serves as a portfolio manager for the Portfolio and Wonseok Choi, Akash Gupta, Lindsey Houghton, and Jonathan Tse have been added as portfolio managers for the Portfolio.

Effective immediately, the Portfolio's Prospectus is revised as follows:

1.All references to Dennis Ruhl as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.The sub-section entitled "Portfolio Management – Portfolio Managers" of the Portfolio's Prospectus is deleted and replaced with the following:

Portfolio Managers
Wonseok Choi	Akash Gupta, CFA
Portfolio Manager (since 11/19)	Portfolio Manager (since 11/19)
Phillip D. Hart, CFA	Lindsey J. Houghton
Portfolio Manager (since 11/11)	Portfolio Manager (since 11/19)
Daniel J. Percella, CFA	Don San Jose, CFA
Portfolio Manager (since 05/14)	Portfolio Manager (since 11/11)
Jonathan L. Tse
Portfolio Manager (since 11/19)

3.The following paragraphs are included in the sub-section entitled "Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® JPMorgan Small Cap Core Equity Portfolio" of the Portfolio's Prospectus:

Wonseok Choi, Managing Director and head of quantitative research for the U.S. Behavioral Finance Equity Group since 2006, is responsible for Strategic Quantitative Research.

Akash Gupta, CFA, Executive Director, is a research analyst and portfolio manager for the U.S. Behavioral Finance Small- and Mid-Cap Equity Group. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector.

Lindsey J. Houghton, Executive Director, is a research analyst and portfolio manager for the U.S. Behavioral Finance Equity Group. An employee since 2006, Mr. Houghton is responsible for coverage of the small- and mid-cap consumer and financial sectors.

Previously, Mr. Houghton worked as a senior analyst on Bear Stearns' Quantitative Equity team.

Jonathan L. Tse, Executive Director and a member of the quantitative research team for U.S. Equity Behavioral Finance Strategies since 2004, is responsible for Tactical Quantitative Research.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® JPMorgan Small Cap Core Equity Portfolio

(the "Portfolio")

Supplement dated November 22, 2019

to the Portfolio's Adviser Class, Institutional Class, Class R6,

Service Class, and Service 2 Class

Statement of Additional Information (the "SAI"),

dated May 1, 2019

Effective November 1, 2019, Dennis Ruhl no longer serves as a portfolio manager for the Portfolio and Wonseok Choi, Akash Gupta, Lindsey Houghton, and Jonathan Tse have been added as portfolio managers for the Portfolio.

Effective immediately, the Portfolio's SAI is revised as follows:

1.All references to Dennis Ruhl as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.The tables in the sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the sub-section entitled "Sub-Adviser – Portfolio Management – VY® JPMorgan Small Cap Core Equity Portfolio" in the Portfolio's SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
Portfolio	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Accounts		Accounts		Accounts
Wonseok	0	$0	0	$0	0	$0
Choi5
Akash	0	$0	0	$0	0	$0
Gupta5
Lindsey J.	1	$529,807,000	1	$98,744,000	0	$0
Houghton5
Jonathan L.	0	$0	0	$0	0	$0
Tse5

5As of June 30, 2019.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Wonseok Choi1	None
Akash Gupta1	None
Lindsey J. Houghton1	None
Jonathan L. Tse1	None

1As of June 30, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE